Financial instruments - Schedule of Financial Assets and Liabilities Measured at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			$ 1,652,333
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 2,607	$ 2,329	53
Financial assets at fair value through other comprehensive income [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,359	4,420	5,868
At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	25,193	13,035	82,633
Financial liabilities	78,833	28,524	108,538
Equity Instruments [Member] | At fair value [member] | Financial assets at fair value through other comprehensive income [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,463	2,464	2,797
Derivatives Designated as Hedges [Member] | Financial Derivatives Asset | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	19,227	8,613	76,712
Derivatives Designated as Hedges [Member] | Commodity Derivatives Assets | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	896	1,957	3,071
Derivatives Designated as Hedges [Member] | Financial Derivatives Liability | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	71,583	27,776	90,915
Derivatives Designated as Hedges [Member] | Commodity Derivative Liabilities At Fair Value With Changes In Other Comprehensive Income | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	6,355	732	17,622
Derivatives not designated for hedge accounting [Member] | Financial Derivatives Asset | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			53
Derivatives not designated for hedge accounting [Member] | Commodity Derivatives Assets | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,607	1
Derivatives not designated for hedge accounting [Member] | Financial Derivatives Liability | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		14	1
Derivatives not designated for hedge accounting [Member] | Commodity Derivative Liabilities At Fair Value With Changes In Profit or Loss | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	895	2
Level 1 [Member] | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,335	2,335	2,652
Level 1 [Member] | Equity Instruments [Member] | At fair value [member] | Financial assets at fair value through other comprehensive income [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,335	2,335	2,652
Level 1 [Member] | Derivatives Designated as Hedges [Member] | Financial Derivatives Liability | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			0
Level 2 [Member] | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	22,858	10,700	79,981
Financial liabilities	78,833	28,524	108,538
Level 2 [Member] | Equity Instruments [Member] | At fair value [member] | Financial assets at fair value through other comprehensive income [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	128	129	145
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Financial Derivatives Asset | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	19,227	8,613	76,712
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Commodity Derivatives Assets | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	896	1,957	3,071
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Financial Derivatives Liability | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	71,583	27,776	90,915
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Commodity Derivative Liabilities At Fair Value With Changes In Other Comprehensive Income | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	6,355	732	17,622
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Financial Derivatives Asset | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			53
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Commodity Derivatives Assets | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,607	1
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Financial Derivatives Liability | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		14	$ 1
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Commodity Derivative Liabilities At Fair Value With Changes In Profit or Loss | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 895	$ 2